Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share Basic and Diluted

	Year Ended December 31,
	2012	2011	2010
Numerator — basic and diluted
Net income (loss)	$(36,986)	$103,903	$65,984

Denominator
Weighted average number of common shares outstanding — basic	40,316	41,131	45,557
Effect of dilutive stock options	—	915	915
Effect of dilutive convertible notes	—	836	863
Effect of dilutive restricted shares	—	591	329

Weighted average number of common shares outstanding — diluted	40,316	43,473	47,664

Earnings (loss) per common share — basic	$(0.92)	$2.53	$1.45

Earnings (loss) per common share — diluted	$(0.92)	$2.39	$1.38

Antidilutive stock options and restricted shares	4,943	2,119	1,606